Schedule I - Condensed Financial Information of Dryships Inc. - Balance Sheets Parentheticals (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	28,326,566	28,242,566
Common stock shares outstanding	28,326,566	28,242,566
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	1,444,720	1,444,000
Before the reverse stock split
Common stock shares issued	708,164,321	706,064,321
Common stock shares outstanding	708,164,321	706,064,321
Treasury stock, shares	36,118,000	36,100,000
Series A Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0
Series B Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	0
Issuance of preferred stock, shares	4,000,000	0
Preferred stock shares outstanding	4,000,000	0
Series B Convertible Preferred Stock | Before the reverse stock split
Issuance of preferred stock, shares	100,000,000
Preferred stock shares outstanding	100,000,000
Dryships Inc.
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	28,326,566	28,242,566
Common stock shares outstanding	28,326,566	28,242,566
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	1,444,720	1,444,444
Dryships Inc. | Before the reverse stock split
Common stock shares issued	708,164,321	706,064,321
Common stock shares outstanding	708,164,321	706,064,321
Treasury stock, shares	36,118,000	36,100,000
Dryships Inc. | Series A Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0
Dryships Inc. | Series B Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	0
Issuance of preferred stock, shares	4,000,000	0
Preferred stock shares outstanding	4,000,000	0
Dryships Inc. | Series B Convertible Preferred Stock | Before the reverse stock split
Issuance of preferred stock, shares	100,000,000
Preferred stock shares outstanding	100,000,000